CASH AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND BORROWINGS
Schedule of net debt

	2017	2016
	$ million	$ million
Bank overdrafts and loans due within one year	27	86
Long-term bank borrowings and finance leases	300	440
Private placement notes	1,123	1,124
Borrowings	1,450	1,650
Cash at bank	(169)	(100)
(Debit)/credit balance on derivatives – currency swaps	(2)	1
Credit/(debit) balance on derivatives – interest rate swaps	2	(1)
Net debt	1,281	1,550

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2017:
Bank loans	13	–	300	–	–	–	313
Bank overdrafts	14	–	–	–	–	–	14
Private placement notes	–	124	–	264	125	610	1,123
	27	124	300	264	125	610	1,450
At 31 December 2016:
Bank loans	22	–	300	–	135	–	457
Bank overdrafts	62	–	–	–	–	–	62
Finance lease liabilities	2	2	3	–	–	–	7
Private placement notes	–	–	125	–	264	735	1,124
	86	2	428	–	399	735	1,650

Schedule of secured borrowings and pledged assets

	2017	2016
	$ million	$ million
Finance lease liabilities – due within one year	–	2
Finance lease liabilities – due after one year	–	5
Total amount of secured borrowings	–	7
Total net book value of assets pledged as security:
Property, plant and equipment	–	5
	–	5

Schedule of committed facility

Facility	Date due
$80 million 2.47% Senior Notes	November 2019
$45 million Floating Rate Senior Notes	November 2019
$300 million bilateral, term loan facility	April 2020
$75 million 3.23% Senior Notes	January 2021
$1.0 billion syndicated, revolving credit facility	March 2021
$190 million 2.97% Senior Notes	November 2021
$75 million 3.46% Senior Notes	January 2022
$50 million 3.15% Senior Notes	November 2022
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2017
Non-derivative financial liabilities:
Bank overdrafts and loans	27	–	300	–	327
Trade and other payables	873	1	1	2	877
Private placement notes	36	161	476	647	1,320
Acquisition consideration	36	50	69	5	160
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,737	–	–	–	2,737
Currency swaps/forward foreign exchange contracts – inflow	(2,739)	–	–	–	(2,739)
	970	212	846	654	2,682
At 31 December 2016
Non-derivative financial liabilities:
Bank overdrafts and loans	86	–	435	–	521
Trade and other payables	807	–	–	–	807
Finance lease liabilities	3	3	3	–	9
Private placement notes	36	36	491	800	1,363
Acquisition consideration	38	30	46	16	130
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,284	–	–	–	2,284
Currency swaps/forward foreign exchange contracts – inflow	(2,285)	–	–	–	(2,285)
	969	69	975	816	2,829

Schedule of future minimum lease payments under finance leases

	2017	2016
	$ million	$ million
Within one year	–	3
After one and within two years	–	3
After two and within three years	–	3
After three and within four years	–	–
After four and within five years	–	–
After five years	–	–
Total minimum lease payments	–	9
Discounted by imputed interest	–	(2)
Present value of minimum lease payments	–	7